Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Work in Process	$ 284,883	$ 278,987
Finished Goods	157,881	187,182
Inventory	$ 442,764	$ 466,169